Capital Stock	6 Months Ended
May 31, 2021
Stockholders' Equity Note [Abstract]
Capital Stock

Authorized, issued and outstanding

(a)	The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at May 31, 2021, the Company had 33,092,665 (November 30, 2020 – 23,678,105) common shares issued and outstanding and no preference shares issued and outstanding. Two officers and directors of the Company owned directly and through their family holding company 578,131 (November 30, 2020 – 578,131) common shares or approximately 1.7% (November 30, 2020 – 2.4%) of the issued and outstanding common shares of the Company as at May 31, 2021.
(b)	In October 2018, the Company completed an underwritten public offering in the United States, resulting in the sale to the public of 827,970 Units at $0.75 per Unit, which were comprised of one common share and one warrant (the “2018 Unit Warrants”) exercisable at $0.75 per share. The Company concurrently sold an additional 1,947,261 common shares and warrants to purchase 2,608,695 common shares exercisable at $0.75 per share (the “2018 Option Warrants’) pursuant to the overallotment option exercised in part by the underwriter. The price of the common shares issued in connection with exercise of the overallotment option was $0.74 per share and the price for the warrants issued in connection with the exercise of the overallotment option was $0.01 per warrant, less in each case the underwriting discount. In addition, the Company issued 16,563,335 pre-funded units (“2018 Pre-Funded Units’), each 2018 Pre-Funded Unit consisting of one pre-funded warrant (a “2018 Pre-Funded Warrant”) to purchase one common share and one warrant (a “2018 Warrant”, and together with the 2018 Unit Warrants and the 2018 Option Warrants, the “2018 Firm Warrants”) to purchase one common share. The 2018 Pre-Funded Units were offered to the public at $0.74 each and a 2018 Pre-Funded Warrant is exercisable at $0.01 per share. Each 2018 Firm Warrant is exercisable immediately and has a term of five years and each 2018 Pre-Funded Warrant is exercisable immediately and until all 2018 Pre-Funded Warrants are exercised. The Company also issued warrants to the placement agents to purchase 1,160,314 common shares at an exercise price of $0.9375 per share (the “October 2018 Placement Agent Warrants”), which were exercisable immediately upon issuance. In aggregate, the Company issued 2,775,231 common shares, 16,563,335 2018 Pre-Funded Warrants and 20,000,000 2018 Firm Warrants in addition to 1,160,314 October 2018 Placement Agent Warrants.

The Company raised $14,344,906 in gross proceeds as part of October 2018 underwritten public offering. The Company recorded $1,808,952 as the value of common shares under Capital stock and $279,086 as the value of the 2018 Firm Warrants and $12,256,868 as the value of the 2018 Pre-Funded Warrants under Additional paid-in capital in the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency).

The direct costs related to the issuance of the common shares and warrants issued in October 2018 were $2,738,710 including the cost of October 2018 Placement Agent Warrants in the amount of $461,697. These direct costs were recorded as an offset against the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency) with $345,363 being recorded under Capital stock and $2,393,347 being recorded under Additional paid-in capital.

During the three and six months ended May 31, 2021, Nil (three and six months ended May 31, 2020 – Nil and 1,592,249) common shares were issued upon the exercise of 2018 Pre-Funded Warrants. The Company has disclosed the terms used to value these warrants in Note 10.

(d)	In April 2021, the Company completed a private placement offering of an aggregate of 9,414,560 common shares at a price of CAD$0.41 per Common Share. The Company recorded $3,069,448 as the value of common shares under Capital stock in the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency). The direct costs related to the issuance of the common shares were $38,220. These direct costs were recorded as an offset against the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency).